Convertible Note (Details) - USD ($)	Aug. 31, 2017	Aug. 31, 2016
Convertible Note Details
Note balance	$ 586,512	$ 440,464
Debt discounts	64,917	45,001
Accrued interest	112,959	37,983
Total	$ 634,555	$ 433,446